Share based payment arrangements - Options (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€) EquityInstruments € / shares
Share based payment arrangements
Options exercisable | € / shares	0
Options outstanding | EquityInstruments	279,000
Expenses recognized in profit and loss | €	€ 386